RISK MANAGEMENT POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2020 EUR (€) Decimal	Dec. 31, 2019 EUR (€) Decimal	Dec. 31, 2018 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Jan. 03, 2019 EUR (€) Decimal
Reserve Quantities [Line Items]
Equity				€ (930,390)
Codere Online Business [Member]
Reserve Quantities [Line Items]
Equity	€ (39,925,000)	€ (31,333,000)				€ (19,350,000)
C O P [Member] | Codere Online Business [Member]
Reserve Quantities [Line Items]
Exchange rate | Decimal	4,212.0	3,681.5
C O P [Member] | Codere Online Business [Member] | Sensitivity One [Member]
Reserve Quantities [Line Items]
Income statement	€ (44)	€ 59
Equity	0	0
C O P [Member] | Codere Online Business [Member] | Sensitivity Two [Member]
Reserve Quantities [Line Items]
Income statement	44	(59)
Equity	€ 0	€ 0
M X N [Member] | Codere Online Business [Member]
Reserve Quantities [Line Items]
Exchange rate | Decimal	24.5	21.2				22.5
M X N [Member] | Codere Online Business [Member] | Sensitivity One [Member]
Reserve Quantities [Line Items]
Income statement	€ (212)	€ (11)	€ 68
Equity	0	0				€ 0
M X N [Member] | Codere Online Business [Member] | Sensitivity Two [Member]
Reserve Quantities [Line Items]
Income statement	212	11	(68)
Equity	€ 0	€ 0				€ 0
I L S [Member] | Codere Online Business [Member]
Reserve Quantities [Line Items]
Exchange rate | Decimal	3.9	3.9				4.3
I L S [Member] | Codere Online Business [Member] | Sensitivity One [Member]
Reserve Quantities [Line Items]
Income statement	€ (6)	€ (1)	9
Equity	0	0				€ 0
I L S [Member] | Codere Online Business [Member] | Sensitivity Two [Member]
Reserve Quantities [Line Items]
Income statement	6	1	€ (9)
Equity	€ 0	€ 0				€ 0
G B P [Member] | Codere Online Business [Member]
Reserve Quantities [Line Items]
Exchange rate | Decimal		0.8
G B P [Member] | Codere Online Business [Member] | Sensitivity One [Member]
Reserve Quantities [Line Items]
Income statement		€ 21
Equity		0
G B P [Member] | Codere Online Business [Member] | Sensitivity Two [Member]
Reserve Quantities [Line Items]
Income statement		(21)
Equity		€ 0